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                        GROUP VARIABLE ANNUITY CONTRACTS
                        HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED JANUARY 27, 1997 TO THE PROSPECTUS DATED MAY 1, 1996
                       AS REVISED ON SEPTEMBER 24, 1996,
                        FOR SEPARATE ACCOUNT TWO (DC-II)
              TAX SHELTERED ANNUITY/INDIVIDUAL RETIREMENT ANNUITY

    Add the following to the end of the paragraph under "TCI Funds" on page 29:

    Effective January 1, 1997, Twentieth Century changed its name to American Century Investments. Also effective January 1, 1997, Investors Research Corporation changed its name to American Century Investment Management, Inc.

33-59541
HV-2117